Stock Option and Compensation Plans (Details) (Stock option, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Sep. 30, 2013
Stock option
Shares Available for Grant
Balance at the beginning of the period (in shares)	76,000	260,000
Increase to Option pool (in shares)	314,000
Options granted (in shares)	(250,000)	(184,000)
Options forfeited (in shares)	1,000
Balance at the end of the period (in shares)	141,000	76,000
Number of Shares
Balance at the beginning of the period (in shares)	1,113,000	953,000
Options granted (in shares)	250,000	184,000
Options exercised (in shares)	(18,000)	(24,000)
Options forfeited (in shares)	(1,000)
Balance at the end of the period (in shares)	1,344,000	1,113,000
Weighted - Average Exercise Price
Options granted (in dollars per share)	$ 3.12	$ 1.65
Options exercised (in dollars per share)	$ 0.12	$ 0.17
Balance at the end of the period (in dollars per share)	$ 1.65
Weighted - Average Fair Value Per Share
Options granted (in dollars per share)	$ 1.65	$ 1.18
Options exercised (in dollars per share)	$ 1.59	$ 0.12
Balance at the end of the period (in dollars per share)	$ 1.30
Additional disclosures
Aggregate intrinsic value of options outstanding	$ 11.3
Estimated stock price (in dollars per share)	$ 10.03		$ 29.71
Number of possible liquidity scenarios considered in determining value of common stock	3